Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Earnings per share [line items]
Net income attributable to shareholders of the Company	$ 94.8	$ 58.4	$ 72.7
Weighted average number of multiple and subordinate voting shares outstanding (in shares)	96,741,308	100,816,758	105,058,643
Weighted average number of shares on exercise of stock options and RSUs (in shares)	1,323,692	1,006,315	563,669
Diluted weighted average number of multiple and subordinate voting shares outstanding (in shares)	98,065,000	101,823,073	105,622,312
Basic (in CAD per share)	$ 0.98	$ 0.58	$ 0.69
Diluted (in CAD per share)	$ 0.97	$ 0.57	$ 0.69
Share options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	4,453,519	3,904,366	2,231,231